MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE    TWO WORLD TRADE CENTER,
INCOME FUND                                       NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1999

DEAR SHAREHOLDER:

Interest rates rose steadily during 1999, making it the worst year for the fixed-income markets since 1994. The benchmark 30-year Treasury bond began the year yielding 5.1 percent amid fears of a global recession. However, the economic problems in Asia, Europe and Latin America abated as the year progressed. The U.S. economy, led by consumer demand, experienced robust growth. As a result, the fixed-income markets anticipated that the Federal Reserve Board would change monetary policy and remove the liquidity it had provided during the 1998 international economic crises. Between June and November, the Fed raised the federal funds rate a total of 75 basis points from 4.75 percent to 5.50 percent. At year-end, the yield on the Treasury bond was nearly 6.50 percent. Subsequently, on February 2, 2000 the fed-funds rate was raised an additional 25 basis points.

MUNICIPAL MARKET CONDITIONS

The long-term insured municipal index yield began 1999 near a record low of
5.05 percent. By the end of December, this index yield had increased almost a full percentage point, to 5.97 percent. Because bond prices move inversely to changes in interest rates, higher yields have caused bond prices to decline significantly. The increase in the index yield during 1999 translated into a 13 percent price decline for a generic insured municipal bond with a 30-year maturity.

The municipal market index outperformed U.S. Treasury bonds early last year but later gave ground as interest rates continued to rise. The ratio of the 30-year municipal yield to the Treasury bond yield is a measure of relative performance. The yield ratio declined from 99 percent in January to 91 percent in May 1999 and ended the year at 92 percent. A declining ratio means municipals have outperformed Treasuries and a rising ratio indicates underperformance by municipals. Over the past five years, the ratio has ranged from a high of 99 percent to a low of 82 percent.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1999, CONTINUED

Higher interest rates reduced municipal market underwriting in 1999. New-issue volume declined 20 percent. Refunding activity, the most interest-rate-sensitive component of supply, was down more than 50 percent. California new-issue underwriting accounted for 12 percent of national market volume.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

30-YEAR BOND YIELDS 1994-1999
                                                                       Insured             U.S.       Insured Municipal Yields as a
                                                              Municipal Yields  Treasury Yields  Percentage of U.S. Treasury Yields
12/31/93                                                                 5.40%            6.34%                              85.17%
1/31/94                                                                  5.40%            6.24%                              86.54%
2/28/94                                                                  5.80%            6.66%                              87.09%
3/31/94                                                                  6.40%            7.09%                              90.27%
4/29/94                                                                  6.35%            7.32%                              86.75%
5/31/94                                                                  6.25%            7.43%                              84.12%
6/30/94                                                                  6.50%            7.61%                              85.41%
7/29/94                                                                  6.25%            7.39%                              84.57%
8/31/94                                                                  6.30%            7.45%                              84.56%
9/30/94                                                                  6.55%            7.81%                              83.87%
10/31/94                                                                 6.75%            7.96%                              84.80%
11/30/94                                                                 7.00%            8.00%                              87.50%
12/30/94                                                                 6.75%            7.88%                              85.66%
1/31/95                                                                  6.40%            7.70%                              83.12%
2/28/95                                                                  6.15%            7.44%                              82.66%
3/31/95                                                                  6.15%            7.43%                              82.77%
4/28/95                                                                  6.20%            7.34%                              84.47%
5/31/95                                                                  5.80%            6.66%                              87.09%
6/30/95                                                                  6.10%            6.62%                              92.15%
7/31/95                                                                  6.10%            6.86%                              88.92%
8/31/95                                                                  6.00%            6.66%                              90.09%
9/30/95                                                                  5.95%            6.48%                              91.82%
10/31/95                                                                 5.75%            6.33%                              90.84%
11/30/95                                                                 5.50%            6.14%                              89.58%
12/29/95                                                                 5.35%            5.94%                              90.07%
1/31/96                                                                  5.40%            6.03%                              89.55%
2/29/96                                                                  5.60%            6.46%                              86.69%
3/29/96                                                                  5.85%            6.66%                              87.84%
4/30/96                                                                  5.95%            6.89%                              86.36%
5/31/96                                                                  6.05%            6.99%                              86.55%
6/28/96                                                                  5.90%            6.89%                              85.63%
7/31/96                                                                  5.85%            6.97%                              83.93%
8/30/96                                                                  5.90%            7.11%                              82.98%
9/30/96                                                                  5.70%            6.93%                              82.25%
10/31/96                                                                 5.65%            6.64%                              85.09%
11/29/96                                                                 5.50%            6.35%                              86.61%
12/31/96                                                                 5.60%            6.63%                              84.46%
1/31/97                                                                  5.70%            6.79%                              83.95%
2/28/97                                                                  5.65%            6.80%                              83.09%
3/31/97                                                                  5.90%            7.10%                              83.10%
4/30/97                                                                  5.75%            6.94%                              82.85%
5/30/97                                                                  5.65%            6.91%                              81.77%
6/30/97                                                                  5.60%            6.78%                              82.60%
7/30/97                                                                  5.30%            6.30%                              84.13%
8/31/97                                                                  5.50%            6.61%                              83.21%
9/30/97                                                                  5.40%            6.40%                              84.38%
10/31/97                                                                 5.35%            6.15%                              86.99%
11/30/97                                                                 5.30%            6.05%                              87.60%
12/31/97                                                                 5.15%            5.92%                              86.99%
1/31/98                                                                  5.15%            5.80%                              88.79%
2/28/98                                                                  5.20%            5.92%                              87.84%
3/31/98                                                                  5.25%            5.93%                              88.53%
4/30/98                                                                  5.35%            5.95%                              89.92%
5/29/98                                                                  5.20%            5.80%                              89.66%
6/30/98                                                                  5.20%            5.65%                              92.04%
7/31/98                                                                  5.18%            5.71%                              90.72%
8/31/98                                                                  5.03%            5.27%                              95.45%
9/30/98                                                                  4.95%            5.00%                              99.00%
10/31/98                                                                 5.05%            5.16%                              97.87%
11/30/98                                                                 5.00%            5.06%                              98.81%
12/31/98                                                                 5.05%            5.10%                              99.02%
1/31/99                                                                  5.00%            5.09%                              98.23%
2/28/99                                                                  5.10%            5.58%                              91.40%
3/31/99                                                                  5.15%            5.63%                              91.47%
4/30/99                                                                  5.20%            5.66%                              91.87%
5/31/99                                                                  5.30%            5.83%                              90.91%
6/30/99                                                                  5.47%            5.96%                              91.78%
7/31/99                                                                  5.55%            6.10%                              90.98%
8/31/99                                                                  5.75%            6.06%                              94.88%
9/30/99                                                                  5.85%            6.05%                              96.69%
10/31/99                                                                 6.03%            6.16%                              97.89%
11/30/99                                                                 6.00%            6.29%                              95.39%
12/31/99                                                                 5.97%            6.48%                              92.10%
Source: Municipal Market Data - A Division of Thomson
Financial Municipal Group and Bloomberg L.P.

PERFORMANCE

The performance of Morgan Stanley Dean Witter California Tax-Free Income Fund was impacted by the higher interest-rate environment. For the 12-month period ended December 31, 1999, the Fund's Class B shares returned -3.99 percent compared to -2.06 percent for the Lehman Brothers Municipal Bond Index. For the same period, the Fund's Class A, C and D shares returned -3.91 percent, -4.41 percent and -3.63 percent, respectively. (The performance of the Fund's four share

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1999, CONTINUED

classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.) The accompanying chart compares the Fund's performance to that of the Lehman index.

PORTFOLIO STRUCTURE

The Fund's net assets of $782 million were diversified among 12 long-term sectors and 61 credits. As interest rates have increased, the Fund's short-term investment position, which had ranged from 1 - 4 percent in 1998, was gradually increased to 6 - 7 percent. Refunded bonds represented 13 percent of net assets. Refunded issues have been refinanced and generally are defensive portfolio holdings. At the end of December, the portfolio's average maturity was 16 years. Average duration, a measure of sensitivity to interest-rate changes, was
8.3 years. The accompanying charts provide current information on the portfolio's credit quality, and sector distribution. Optional call provisions by year and their respective cost (book) yields are also charted.

LOOKING AHEAD

The Federal Reserve Board raised the fed-funds rate twice last summer and once more in November. These actions confirmed its previously disclosed bias of becoming less accommodative in the face of continued strong domestic economic growth. It is anticipated that the central bank may raise short-term interest rates further in 2000, again influencing long-term rates. However, we believe municipal bonds continue to offer tax-conscious investors good long-term value relative to Treasuries. We continue to stress credit quality and a conservative portfolio management profile.

We appreciate your ongoing support of Morgan Stanley Dean Witter California Tax-Free Income Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo

CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

/s/ Mitchell M. Merin

MITCHELL M. MERIN
PRESIDENT

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE
INCOME FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31,
1999, CONTINUED

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

LARGEST SECTORS AS OF DECEMBER 31, 1999
(% OF NET ASSETS)
TRANSPORTATION                             20%
WATER AND SEWER                            16%
REFUNDED                                   13%
ELECTRIC                                    9%
TAX ALLOCATION                              7%
GENERAL OBLIGATIONS                         7%
MORTGAGE                                    5%
HOSPITAL                                    5%
PUBLIC FACILITIES                           5%
PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CREDIT RATINGS AS OF DECEMBER 31, 1999
(% OF TOTAL LONG-TERM PORTFOLIO)
Aaa or AAA                                                    68%
Aa or AA                                                      17%
A or A                                                         6%
Baa or BBB                                                     9%
AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD &
POOR'S CORP.
PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE
INCOME FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31,
1999, CONTINUED

                      CALL AND COST (BOOK) YIELD STRUCTURE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERCENT CALLABLE
WEIGHTED AVERAGE
CALL PROTECTION: 7 YEARS
YEARS BONDS CALLABLE
2000                                              2%
2001                                              7%
2002                                             10%
2003                                             13%
2004                                              5%
2005                                             15%
2006                                              7%
2007                                              7%
2008                                             19%
2009                                              2%
2010+                                            13%
COST (BOOK) YIELD**
WEIGHTED AVERAGE
BOOK YIELD: 6.0%
2000                                            6.9%
2001                                            6.6%
2002                                            6.4%
2003                                            5.7%
2004                                            6.3%
2005                                            6.7%
2006                                            6.0%
2007                                            6.0%
2008                                            5.3%
2009                                            5.2%
2010+                                           5.9%
* % BASED ON LONG-TERM PORTFOLIO.
** COST OR "BOOK" YIELD IS THE ANNUAL
INCOME EARNED ON A PORTFOLIO
INVESTMENT BASED ON ITS ORIGINAL PURCHASE
PRICE BEFORE FUND OPERATING EXPENSES.
FOR EXAMPLE, THE FUND EARNED A BOOK YIELD
OF 6.6% ON 7% OF THE BONDS IN THE
LONG-TERM PORTFOLIO THAT ARE CALLABLE IN 2001.
PORTFOLIO STRUCUTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE
INCOME FUND
FUND PERFORMANCE DECEMBER 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 - CLASS B
($ IN THOUSANDS)
                                   FUND  LEHMAN(4)
December 1989                   $10,000    $10,000
December 1990                   $10,569    $10,729
December 1991                   $11,644    $12,032
December 1992                   $12,556    $13,093
December 1993                   $13,934    $14,700
December 1994                   $13,102    $13,940
December 1995                   $15,062    $16,374
December 1996                   $15,534    $17,100
December 1997                   $16,700    $18,671
December 1998                   $17,641    $19,881
December 1999                $16,937(3)    $19,472

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------
                    CLASS B*                                          CLASS A+
   -------------------------------------------      ---------------------------------------------
   1 Year                     -3.99%(1)  -8.57%(2)  1 Year                     -3.91%(1) -8.00%(2)
   5 Years                    5.27 (1)   4.94 (2)   Since Inception (7/28/97)  1.72 (1)  -0.08 (2)
   10 Years                   5.41 (1)   5.41 (2)

                    CLASS C++                                         CLASS D#
   -------------------------------------------      ---------------------------------------------
   1 Year                     -4.41%(1)  -5.33%(2)  1 Year                     -3.63%(1)
   Since Inception (7/28/97)  1.39 (1)   1.39 (2)   Since Inception (7/28/97)  2.10 (1)

------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on December 31, 1999.
(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or more and a minimum credit rating of Baa or BBB, as measured by Moody's Investors Service, Inc. or Standard & Poor's Corp. The Index does not include any expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.
 *   The maximum CDSC for Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum front-end sales charge for Class A is 4.25%.
++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
 #   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999

PRINCIPAL
AMOUNT IN                                                                             COUPON     MATURITY
THOUSANDS                                                                              RATE        DATE       VALUE
-----------------------------------------------------------------------------------------------------------------------
            CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (92.8%)
            GENERAL OBLIGATION (7.1%)
            California,
 $  5,000     Ser 1990............................................................   7.00 %      08/01/07  $  5,623,750
    5,000     Ser 1990............................................................   7.00        08/01/08     5,656,400
    2,000     Veterans Ser AT.....................................................   9.50        02/01/10     2,674,660
    2,400     Veterans Ser BH (AMT) (FSA).........................................   5.40        12/01/16     2,260,296
   10,000     Various Purpose 04/01/93 (FSA)......................................   5.50        04/01/19     9,542,400
   10,000     Ser 1996 (AMBAC)....................................................   5.25        06/01/21     9,090,700
    3,000     Veterans Ser BD, BE & BF (AMT) (AMBAC)..............................   6.375       02/01/27     3,000,300
   10,000   Los Angeles Unified School District, 1997 Ser B (FGIC)................   5.00        07/01/23     8,658,400
    2,000   Santa Margarita/Dana Point Authority, Impr Dists #3, 3A, 4 & 4A
              1994 Ser B Refg (MBIA)..............................................   5.75        08/01/20     1,959,740
    8,500   Puerto Rico, Public Improvement Ser 1999..............................   4.75        07/01/23     6,877,775
                                                                                                           ------------
 --------
                                                                                                             55,344,421
   57,900
                                                                                                           ------------
 --------
            EDUCATIONAL FACILITIES REVENUE (3.2%)
            California Educational Facilities Authority,
    6,000     University of San Diego Ser 1998 (AMBAC)............................   5.00        10/01/22     5,213,160
    4,000     University of Southern California 1997 Ser C........................   5.125       10/01/28     3,464,720
            California Statewide Communities Development Authority,
    3,400     Gemological Institute of America COPs (Connie Lee)..................   6.00        05/01/20     3,412,070
    4,100     Gemological Institute of America COPs (Connie Lee)..................   6.00        05/01/25     4,101,722
   10,000   University of California, Multiple Purpose Refg Ser 1993 C (AMBAC)....   5.125       09/01/18     9,066,200
                                                                                                           ------------
 --------
                                                                                                             25,257,872
   27,500
                                                                                                           ------------
 --------
            ELECTRIC REVENUE (9.3%)
   13,000   Los Angeles Department of Water & Power, Second Issue of 1993
              (Secondary AMBAC)...................................................   5.40        11/15/13    12,948,910
    5,000   Northern California Power Agency, Hydro #1 1993 Refg Ser A (MBIA).....   5.50        07/01/16     4,852,400
            Sacramento Municipal Utility District,
    5,700     Refg 1994 Ser H (MBIA)..............................................   5.75        01/01/11     5,848,029
   26,000     Refg 1992 Ser A (FGIC)..............................................   6.30        08/15/18    26,751,920
            Southern California Public Power Authority,
    7,000     Mead-Adelanto 1994 Ser A (AMBAC)....................................   5.15        07/01/15     6,593,440
    1,750     Transmission Refg Ser 1988 (FGIC)...................................   0.00        07/01/06     1,262,257
    5,000   Turlock Irrigation District, Refg 1998 Ser A (MBIA)...................   5.00        01/01/26     4,293,200
            Puerto Rico Electric Power Authority,
    9,000     Power Ser O.........................................................   5.00        07/01/12     8,496,000
    2,000     Power Ser X.........................................................   5.50        07/01/25     1,828,940
                                                                                                           ------------
 --------
                                                                                                             72,875,096
   74,450
                                                                                                           ------------
 --------
            HOSPITAL REVENUE (4.8%)
   10,000   Antelope Valley Healthcare District, Refg Ser 1997 A (FSA)............   5.20        01/01/20     9,015,200
    3,500   California Health Facilities Financing Authority, Sutter/CHS
              Ser 1996 A (MBIA)...................................................   5.875       08/15/16     3,500,910
   10,000   Duarte, City of Hope National Medical Center Ser 1999 A COPs..........   5.25        04/01/19     8,306,600

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                             COUPON     MATURITY
THOUSANDS                                                                              RATE       DATE        VALUE
-----------------------------------------------------------------------------------------------------------------------
 $  7,500   Madera County, Valley Children's Hospital Ser 1995 COPs (MBIA)........   6.50 %      03/15/15  $  8,208,300
    4,000   Rancho Mirage Joint Powers Financing Authority, Eisenhower Medical
              Center Ser 1997 A COPs (MBIA).......................................   5.25        07/01/17     3,698,080
    5,000   University of California, UCLA Medical Center Refg Ser 1994 (MBIA)....   5.50        12/01/14     4,914,950
                                                                                                           ------------
 --------
                                                                                                             37,644,040
   40,000
                                                                                                           ------------
 --------
            INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (2.3%)
            California Pollution Control Financing Authority,
    5,000     Atlantic Richfield Co Ser 1996 A....................................   5.00        04/01/08     4,928,250
    3,000     San Diego Gas and Electric Co 1996 Ser A............................   5.90        06/01/14     3,070,140
   10,000     Southern California Edison Co 1992 Ser B (AMT)......................   6.40        12/01/24     9,964,700
                                                                                                           ------------
 --------
                                                                                                             17,963,090
   18,000
                                                                                                           ------------
 --------
            MORTGAGE REVENUE - SINGLE FAMILY (4.9%)
            California Housing Finance Agency,
    9,000     Home 1995 Ser J (AMBAC).............................................   6.00        08/01/17     9,026,550
    6,300     Home 1995 Ser M (AMT) (MBIA)........................................   6.15        08/01/27     6,192,837
    8,215     Home 1995 Ser K (AMT) (AMBAC).......................................   6.25        08/01/27     8,150,430
    2,930     Home 1991 Ser G (AMT)...............................................   7.05        08/01/27     2,996,482
    6,900     Purchase 1995 Ser B-2 (AMT).........................................   6.30        08/01/24     6,921,804
            California Rural Home Financing Authority,
    2,015     Home 1997 Ser D-CL 5 (AMT)..........................................   6.70        05/01/29     2,103,539
    1,915     Home 1998 Ser A (AMT)...............................................   6.35        12/01/29     1,932,867
            Puerto Rico Housing Finance Corporation,
      175     Portfolio One GNMA-Backed Ser B.....................................   7.65        10/15/22       180,061
      665     Portfolio One GNMA-Backed Ser C.....................................   6.85        10/15/23       692,910
                                                                                                           ------------
 --------
                                                                                                             38,197,480
   38,115
                                                                                                           ------------
 --------
            PUBLIC FACILITIES REVENUE (4.7%)
    4,000   Anaheim Public Financing Authority, Sub 1997 Ser C (FSA)..............   6.00        09/01/16     4,158,320
   10,000   Beverly Hills Public Financing Authority, 1993 Refg Ser A (MBIA)......   5.65        06/01/15     9,898,100
    5,000   California Public Works Board, Department of Corrections 1998 Ser B
              (MBIA) .............................................................   5.00        09/01/21     4,370,350
    9,500   Los Angeles County, Public Properties Refg of 1987 COPs...............   0.00        04/01/04     7,487,615
   10,000   San Jose Financing Authority, Convention Center Refg 1993 Ser C.......   6.375       09/01/13    10,434,500
                                                                                                           ------------
 --------
                                                                                                             36,348,885
   38,500
                                                                                                           ------------
 --------
            TAX ALLOCATION REVENUE (6.9%)
            Garden Grove Community Redevelopment Agency,
    5,000     Refg Issue of 1993..................................................   5.70        10/01/13     4,892,400
    6,000     Refg Issue of 1993..................................................   5.875       10/01/23     5,582,880
   25,500   Long Beach Financing Authority, Ser 1992 (AMBAC)......................   6.00        11/01/17    26,202,780
    8,830   Pleasanton Joint Powers Financing Authority, Reassessment 1993
              Ser A...............................................................   6.15        09/02/12     8,929,956
   10,000   San Jose Redevelopment Agency, Ser 1999 (AMBAC).......................   4.75        08/01/23     8,257,900
                                                                                                           ------------
 --------
                                                                                                             53,865,916
   55,330
                                                                                                           ------------
 --------
            TRANSPORTATION FACILITIES REVENUE (19.9%)
   10,000   Alameda Corridor Transportation Authority, Sr Lien Ser 1999 A
              (MBIA)..............................................................   5.25        10/01/21     9,083,300
   14,000   Foothill/Eastern Transportation Corridor Agency, Toll Road
              Ser 1999............................................................   0.00        01/15/23     7,230,440

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                             COUPON     MATURITY
THOUSANDS                                                                              RATE       DATE        VALUE
-----------------------------------------------------------------------------------------------------------------------
            Long Beach,
 $  5,000     Harbor Refg Ser 1998 A (AMT) (FGIC).................................   6.00 %      05/15/17  $  5,135,800
    9,000     Harbor Refg Ser 1998 A (AMT) (FGIC).................................   6.00        05/15/18     9,190,800
    3,000     Harbor Refg Ser 1998 A (AMT) (FGIC).................................   6.00        05/15/19     3,044,520
   15,000     Harbor Ser 1995 (AMT) (MBIA)........................................   5.25        05/15/25    13,136,850
   10,000   Los Angeles, Department of Airports Refg 1995 Ser A (FGIC)............   5.50        05/15/09    10,184,800
   20,000   Los Angeles County Transportation Commission, Sales Tax Ser 1991 B....   6.50        07/01/13    20,899,000
    5,000   Orange County, Airport Refg Ser 1997 (AMT) (MBIA).....................   5.50        07/01/11     5,047,900
   20,000   San Diego County Regional Transportation Commission, Sales Tax
              1994 Ser A (FGIC)...................................................   4.75        04/01/08    19,670,600
            San Francisco Airports Commission, San Francisco Int'l Airport
    4,055     Second Ser Refg Issue 4 (MBIA)......................................   6.00        05/01/20     4,071,098
   10,000     Second Ser Issue 15 B (MBIA)........................................   4.50        05/01/25     7,862,500
            San Francisco Bay Area Rapid Transit District, Sales Tax
    5,000     Ser 1995 (FGIC).....................................................   5.50        07/01/15     4,933,350
    2,305     Ser 1995 (FGIC).....................................................   5.50        07/01/20     2,180,461
   10,000     Ser 1998 (AMBAC)....................................................   4.75        07/01/23     8,261,100
            San Joaquin Hills Transportation Corridor Agency, Toll Road
   10,000     Refg Ser 1997 A (MBIA)..............................................   0.00        01/15/31     1,466,700
   10,000     Refg Ser 1997 A (MBIA)..............................................   5.25        01/15/30     8,835,500
   10,000     Senior Lien.........................................................   5.00        01/01/33     8,040,100
   10,000   Puerto Rico Highway & Transportation Authority, Ser 1998 A............   4.75        07/01/38     7,684,300
                                                                                                           ------------
 --------
                                                                                                            155,959,119
  182,360
                                                                                                           ------------
 --------
            WATER & SEWER REVENUE (16.4%)
            California Department of Water Resources, Central Valley
    6,870     Ser J-2.............................................................   6.125       12/01/13     7,042,918
   10,000     Ser U...............................................................   5.00        12/01/29     8,470,900
    8,000   Castaic Lake Water Agency, Refg Ser 1994 A COPs (MBIA)................   6.00        08/01/18     8,064,320
    6,000   Central Coast Water Authority, Refg Ser 1996 A (AMBAC)................   5.00        10/01/16     5,453,580
   10,000   Contra Costa Water District, Ser G (MBIA).............................   5.50        10/01/19     9,547,300
            East Bay Municipal Utility District,
   11,000     Water Refg Ser 1992.................................................   6.00        06/01/20    11,020,460
    5,000     Water Ser 1998 (MBIA)...............................................   4.75        06/01/34     3,961,000
   10,000   Eastern Municipal Water District, Water & Sewer Refg Ser 1998 A COPs
              (FGIC)..............................................................   4.75        07/01/23     8,239,700
   15,000   Los Angeles County Sanitation Districts Financing Authority, 1993
              Ser A...............................................................   5.375       10/01/13    14,862,150
   15,000   Metropolitan Water District of Southern California, Waterworks 1997
              Ser A...............................................................   5.00        07/01/26    12,862,950
   10,000   San Diego, Water 1998 Ser (FGIC)......................................   4.75        08/01/28     8,094,100

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                             COUPON     MATURITY
THOUSANDS                                                                              RATE       DATE        VALUE
-----------------------------------------------------------------------------------------------------------------------
            San Diego Public Facilities Financing Authority,
 $ 10,000     Sewer 1993 Ser A....................................................   5.25 %      05/15/20  $  9,080,500
    7,000     Sewer Ser 1995 (FGIC)...............................................   5.00        05/15/25     6,012,020
            San Francisco Public Utilities Commission,
    5,750     Water 1992 Refg Ser A...............................................   6.00        11/01/15     5,799,967
   10,870     Water 1996 Ser A....................................................   5.00        11/01/21     9,448,639
                                                                                                           ------------
 --------
                                                                                                            127,960,504
  140,490
                                                                                                           ------------
 --------
            OTHER REVENUE (0.2%)
    1,820   Orange County Community Facilities District #86-2, Rancho Santa
              Margarita
              Ser A of 1990.......................................................   7.65        08/15/17     1,862,097
                                                                                                           ------------
 --------
            REFUNDED (13.1%)
   20,000   Desert Hospital District, Desert Hospital Corp Ser 1992 COPs (FSA)....   6.392       07/01/02+   21,234,200
            Foothill/Eastern Transportation Corridor Agency, Toll Road Sr Lien
    4,000     Ser 1995 A..........................................................   0.00        01/01/10+    3,392,200
   15,000     Ser 1995 A..........................................................   6.00        01/01/07+   16,059,450
            Los Angeles Convention & Exhibition Center Authority,
   10,000     Ser 1985 COPs.......................................................   9.00        12/01/05+   12,198,000
   14,000     Ser 1985 COPs.......................................................   9.00        12/01/05+   17,077,200
    5,400   Los Angeles County, 1991 Master Refg COPs.............................   6.708       05/01/01+    5,661,468
    8,000   San Diego County Water Authority, Ser 1991-B COPs (MBIA)..............   6.30        04/27/06+    8,743,760
            Southern California Public Power Authority,
    5,000     Palo Verde Ser A (AMBAC) (ETM)......................................   5.00        07/01/15     4,604,250
    5,250     Transmission Refg Ser 1988 A (FGIC) (ETM)...........................   0.00        07/01/06     3,808,455
    9,000   Puerto Rico Electric Power Authority, Power Ser X.....................   6.125       07/01/05+    9,763,830
                                                                                                           ------------
 --------
                                                                                                            102,542,813
   95,650
                                                                                                           ------------
 --------
  770,115   TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (IDENTIFIED COST $732,207,328)...................   725,821,333
                                                                                                           ------------
 --------

            SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS (6.1%)
   13,000   California Health Facilities Financing Authority, Adventist Health
              West 1998 Ser B (MBIA) (Demand 01/03/00)............................   4.25*       09/01/28    13,000,000
   14,000   California Pollution Control Financing Authority, Pacific Gas &
              Electric Co Ser 1996 D (Demand 01/03/00)............................   4.40*       11/01/26    14,000,000
    3,500   California Statewide Communities Development Authority, John Muir/
              Mt Diablo Health COPs (AMBAC) (Demand 01/03/00).....................   4.25*       08/15/27     3,500,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                             COUPON     MATURITY
THOUSANDS                                                                              RATE       DATE        VALUE
-----------------------------------------------------------------------------------------------------------------------
 $ 17,000   Newport Beach, Hoag Memorial Hospital/Presbyterian Ser 1992
              (Demand 01/03/00)...................................................   4.40*%      10/01/22  $ 17,000,000
                                                                                                           ------------
 --------

   47,500   TOTAL SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS
----------  (IDENTIFIED COST $47,500,000)................................................................
                                                                                                             47,500,000
                                                                                                           ------------

$817,615    TOTAL INVESTMENTS (IDENTIFIED COST $779,707,328) (A)......................................... 98.9%    773,321,333
--------
--------

            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES.............................................    1.1       8,600,291
                                                                                                         -----   -------------

            NET ASSETS.................................................................................  100.0%  $ 781,921,624
                                                                                                         -----   -------------
                                                                                                         -----   -------------

---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to maturity.
    +       Prerefunded to call date shown.
    *       Current coupon of variable rate demand obligation.
   (a)      The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $22,689,340 and the aggregate gross unrealized depreciation is $29,075,335, resulting in net unrealized depreciation of $6,385,995.

BOND INSURANCE:
  AMBAC     AMBAC Assurance Corporation.
Connie Lee  Connie Lee Insurance Company - A wholly owned subsidiary of AMBAC
            Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

ASSETS:
Investments in securities, at value
  (identified cost $779,707,328)..............................................................  $773,321,333
Cash..........................................................................................       197,826
Receivable for:
    Interest..................................................................................    11,351,714
    Investments sold..........................................................................        61,148
    Shares of beneficial interest sold........................................................        33,311
Prepaid expenses and other assets.............................................................        28,688
                                                                                                ------------
     TOTAL ASSETS.............................................................................   784,994,020
                                                                                                ------------
LIABILITIES:
Payable for:
    Dividends and distributions to shareholders...............................................     1,813,265
    Plan of distribution fee..................................................................       499,241
    Investment management fee.................................................................       362,927
    Shares of beneficial interest repurchased.................................................       288,364
Accrued expenses and other payables...........................................................       108,599
                                                                                                ------------
     TOTAL LIABILITIES........................................................................     3,072,396
                                                                                                ------------
     NET ASSETS...............................................................................  $781,921,624
                                                                                                ============
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $789,862,172
Net unrealized depreciation...................................................................    (6,385,995)
Accumulated net realized loss.................................................................    (1,554,553)
                                                                                                ------------
     NET ASSETS...............................................................................  $781,921,624
                                                                                                ============
CLASS A SHARES:
Net Assets....................................................................................    $6,252,598
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       535,720
     NET ASSET VALUE PER SHARE................................................................        $11.67
                                                                                                ============

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE)........................................        $12.19
                                                                                                ============
CLASS B SHARES:
Net Assets....................................................................................  $761,548,098
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    64,904,124
     NET ASSET VALUE PER SHARE................................................................        $11.73
                                                                                                ============
CLASS C SHARES:
Net Assets....................................................................................   $13,099,494
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     1,116,289
     NET ASSET VALUE PER SHARE................................................................        $11.73
                                                                                                ============
CLASS D SHARES:
Net Assets....................................................................................    $1,021,434
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        87,245
     NET ASSET VALUE PER SHARE................................................................        $11.71
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

NET INVESTMENT INCOME:

INTEREST INCOME...............................................................................  $ 47,166,010
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................        11,519
Plan of distribution fee (Class B shares).....................................................     6,314,572
Plan of distribution fee (Class C shares).....................................................        91,541
Investment management fee.....................................................................     4,616,624
Transfer agent fees and expenses..............................................................       219,286
Professional fees.............................................................................        78,760
Shareholder reports and notices...............................................................        70,014
Custodian fees................................................................................        34,863
Trustees' fees and expenses...................................................................        18,620
Registration fees.............................................................................         7,565
Other.........................................................................................        22,879
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    11,486,243
Less: expense offset..........................................................................       (34,780)
Less: plan of distribution fee rebate (Class B shares)........................................    (3,599,718)
                                                                                                ------------

     NET EXPENSES.............................................................................     7,851,745
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................    39,314,265
                                                                                                ------------

NET REALIZED AND UNREALIZED LOSS:
Net realized loss.............................................................................    (1,554,488)
Net change in unrealized appreciation.........................................................   (71,987,904)
                                                                                                ------------

     NET LOSS.................................................................................   (73,542,392)
                                                                                                ------------

NET DECREASE..................................................................................  $(34,228,127)
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE YEAR       FOR THE YEAR
                                                                              ENDED              ENDED
                                                                        DECEMBER 31, 1999  DECEMBER 31, 1998
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.................................................    $ 39,314,265       $ 40,654,874
Net realized gain (loss)..............................................      (1,554,488)        17,556,128
Net change in unrealized appreciation.................................     (71,987,904)        (8,093,340)
                                                                          ------------       ------------

     NET INCREASE (DECREASE)..........................................     (34,228,127)        50,117,662
                                                                          ------------       ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares....................................................        (277,350)          (113,998)
    Class B shares....................................................     (38,495,780)       (40,239,955)
    Class C shares....................................................        (503,645)          (287,533)
    Class D shares....................................................         (37,490)           (13,388)
Net realized gain
    Class A shares....................................................          (8,850)           (69,921)
    Class B shares....................................................      (1,176,642)       (16,702,217)
    Class C shares....................................................         (18,511)          (181,009)
    Class D shares....................................................          (1,125)           (10,153)
                                                                          ------------       ------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS................................     (40,519,393)       (57,618,174)
                                                                          ------------       ------------
Net decrease from transactions in shares of
  beneficial interest.................................................     (54,206,044)          (928,349)
                                                                          ------------       ------------

     NET DECREASE.....................................................    (128,953,564)        (8,428,861)

NET ASSETS:
Beginning of period...................................................     910,875,188        919,304,049
                                                                          ------------       ------------

     END OF PERIOD....................................................    $781,921,624       $910,875,188
                                                                          ============       ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter California Tax-Free Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal and California income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on April 9, 1984 and commenced operations on July 11, 1984. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.55% to the portion of daily net assets not exceeding
$500 million; 0.525% to the portion of daily net assets exceeding $500 million but not exceeding

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

$750 million; 0.50% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $1.25 billion; and 0.45% to the portion of daily net assets in excess of $1.25 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of December 31, 1999.

For the year ended December 31, 1999, the Distributor rebated a portion of the distribution fees paid by the fund on Class B shares in the amount of $3,599,718.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.19% and 0.75%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $714,211 and $6,349, respectively and received $26,238 in front-end sales charges from sales of the Fund's
Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 1999 aggregated $41,251,818 and $122,863,713, respectively.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $6,900.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,902. At December 31, 1999, the Fund had an accrued pension liability of $52,766 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

At December 31, 1999, the Fund had a net capital loss carryover of approximately $813,000 which will be available through December 31, 2007 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $741,000 during fiscal 1999.

6. SUBSEQUENT EVENT

On January 26, 2000, the Board of Trustees of the Fund and of Morgan Stanley Dean Witter Multi-State Municipal Series Trust -- California
Series ("California Series") approved a reorganization plan ("the Plan") whereby California Series would be merged into the Fund. The Plan is subject to the consent of California Series' shareholders. If approved, the assets of California Series would be combined with the assets of the Fund and shareholders of California Series would become Class D shareholders of the Fund, receiving Class D shares of the Fund equal to the value of their holdings in California Series.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

7. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                          FOR THE YEAR                 FOR THE YEAR
                                                                              ENDED                       ENDED
                                                                        DECEMBER 31, 1999           DECEMBER 31, 1998
                                                                   ---------------------------  --------------------------
                                                                     SHARES         AMOUNT        SHARES        AMOUNT
                                                                   -----------  --------------  -----------  -------------
CLASS A SHARES
Sold.............................................................      926,566  $   11,343,045      278,438  $   3,615,711
Reinvestment of dividends and distributions......................       11,792         142,937        4,755         60,900
Redeemed.........................................................     (699,644)     (8,463,085)     (77,317)    (1,003,589)
                                                                   -----------  --------------  -----------  -------------
Net increase - Class A...........................................      238,714       3,022,897      205,876      2,673,022
                                                                   -----------  --------------  -----------  -------------
CLASS B SHARES
Sold.............................................................    5,551,229      68,931,047    7,164,773     93,003,382
Reinvestment of dividends and distributions......................    1,629,078      20,067,143    2,410,233     31,062,347
Redeemed.........................................................  (12,258,765)   (151,099,720) (10,377,338)  (134,515,057)
                                                                   -----------  --------------  -----------  -------------
Net decrease - Class B...........................................   (5,078,458)    (62,101,530)    (802,332)   (10,449,328)
                                                                   -----------  --------------  -----------  -------------
CLASS C SHARES
Sold.............................................................      849,916      10,411,727      503,894      6,520,311
Reinvestment of dividends and distributions......................       33,209         407,782       29,925        385,668
Redeemed.........................................................     (535,813)     (6,487,818)     (44,199)      (576,331)
                                                                   -----------  --------------  -----------  -------------
Net increase - Class C...........................................      347,312       4,331,691      489,620      6,329,648
                                                                   -----------  --------------  -----------  -------------
CLASS D SHARES
Sold.............................................................       47,799         586,296       39,412        512,790
Reinvestment of dividends and distributions......................          450           5,466          431          5,519
Redeemed.........................................................       (4,315)        (50,864)          --             --
                                                                   -----------  --------------  -----------  -------------
Net increase - Class D...........................................       43,934         540,898       39,843        518,309
                                                                   -----------  --------------  -----------  -------------
Net decrease in Fund.............................................   (4,448,498) $  (54,206,044)     (66,993) $    (928,349)
                                                                   ===========  ==============  ===========  =============

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                 FOR THE PERIOD
                                                                          FOR THE YEAR        FOR THE YEAR       JULY 28, 1997*
                                                                             ENDED               ENDED              THROUGH
                                                                       DECEMBER 31, 1999   DECEMBER 31, 1998   DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period.................................        $12.75              $12.89              $12.80
                                                                             ------              ------              ------

Income (loss) from investment operations:
   Net investment income.............................................          0.58                0.59                0.27
   Net realized and unrealized gain (loss)...........................         (1.06)               0.10                0.09
                                                                             ------              ------              ------

Total income (loss) from investment operations.......................         (0.48)               0.69                0.36
                                                                             ------              ------              ------

Less dividends and distributions from:
   Net investment income.............................................         (0.58)              (0.59)              (0.27)
   Net realized gain.................................................         (0.02)              (0.24)            --
                                                                             ------              ------              ------

Total dividends and distributions....................................         (0.60)              (0.83)              (0.27)
                                                                             ------              ------              ------

Net asset value, end of period.......................................        $11.67              $12.75              $12.89
                                                                             ======              ======              ======

TOTAL RETURN+........................................................         (3.91)%              5.50%               2.82%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.............................................................          0.78 %(3)(4)         0.83%(3)           0.78%(2)

Net investment income................................................          4.70 %(3)           4.58%(3)            4.47%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..............................        $6,253              $3,788              $1,175

Portfolio turnover rate..............................................             5 %                20%                 15%

---------------------

 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)  Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                --------------------------------------------------------------------------------
                                                     1999                   1998            1997*         1996           1995
--------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period..........     $  12.81             $      12.92       $ 12.57      $   12.92      $   11.87
                                                   --------             ------------       -------      ---------      ---------

Income (loss) from investment operations:
   Net investment income......................         0.57                     0.58          0.57           0.58           0.61
   Net realized and unrealized gain (loss)....        (1.06)                    0.13          0.35          (0.21)          1.13
                                                   --------             ------------       -------      ---------      ---------

Total income (loss) from investment
 operations...................................        (0.49)                    0.71          0.92           0.37           1.74
                                                   --------             ------------       -------      ---------      ---------

Less dividends and distributions from:
   Net investment income......................        (0.57)                   (0.58)        (0.57)         (0.58)         (0.61)
   Net realized gain..........................        (0.02)                   (0.24)        --             (0.14)         (0.08)
                                                   --------             ------------       -------      ---------      ---------

Total dividends and distributions.............        (0.59)                   (0.82)        (0.57)         (0.72)         (0.69)
                                                   --------             ------------       -------      ---------      ---------

Net asset value, end of period................     $  11.73             $      12.81       $ 12.92      $   12.57      $   12.92
                                                   ========             ============       =======      =========      =========

TOTAL RETURN+.................................        (3.99)%                   5.63%         7.51%          3.13%         14.96%

RATIOS TO AVERAGE NET ASSETS:
Expenses......................................         0.91%(1)(2)(3)           0.95%(2)(3)    1.33%         1.32%(1)       1.33%

Net investment income.........................         4.57%(2)(3)              4.46%(2)(3)    4.51%         4.66%          4.90%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.......     $761,548                 $896,685       $914,474      $975,702      $1,054,881

Portfolio turnover rate.......................            5%                      20%           15%            11%            23%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Does not reflect the effect of expense offset of 0.01%.
(2) Reflects overall Fund ratios for investment income and non-class specific expenses.
(3) If the Distributor had not rebated a portion of its fees to the Fund, the expense and net investment income ratios would have been 1.34% and 4.14%, respectively, for the year ended December 31, 1999 and 1.33% and 4.08%, respectively, for the year ended December 31, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                                 FOR THE PERIOD
                                                                          FOR THE YEAR        FOR THE YEAR       JULY 28, 1997*
                                                                             ENDED               ENDED              THROUGH
                                                                       DECEMBER 31, 1999   DECEMBER 31, 1998   DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period.................................       $ 12.81              $12.92              $12.80
                                                                            -------              ------              ------

Income (loss) from investment operations:
   Net investment income.............................................          0.51                0.53                0.23
   Net realized and unrealized gain (loss)...........................         (1.06)               0.13                0.12
                                                                            -------              ------              ------

Total income (loss) from investment operations.......................         (0.55)               0.66                0.35
                                                                            -------              ------              ------

Less dividends and distributions from:
   Net investment income.............................................         (0.51)              (0.53)              (0.23)
   Net realized gain.................................................         (0.02)              (0.24)            --
                                                                            -------              ------              ------

Total dividends and distributions....................................         (0.53)              (0.77)              (0.23)
                                                                            -------              ------              ------

Net asset value, end of period.......................................       $ 11.73              $12.81              $12.92
                                                                            =======              ======              ======

TOTAL RETURN+........................................................         (4.41)%              5.22%               2.80%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.............................................................          1.34%(3)(4)         1.33%(3)            1.31%(2)

Net investment income................................................          4.14%(3)            4.08%(3)            4.24%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..............................       $13,099              $9,849              $3,610

Portfolio turnover rate..............................................             5%                 20%                 15%

---------------------

 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)  Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                                 FOR THE PERIOD
                                                                          FOR THE YEAR        FOR THE YEAR       JULY 28, 1997*
                                                                             ENDED               ENDED              THROUGH
                                                                       DECEMBER 31, 1999   DECEMBER 31, 1998   DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period.................................        $12.78              $12.92              $12.80
                                                                             ------              ------              ------

Income (loss) from investment operations:
   Net investment income.............................................          0.60                0.63                0.28
   Net realized and unrealized gain (loss)...........................         (1.05)               0.10                0.12
                                                                             ------              ------              ------

Total income (loss) from investment operations.......................         (0.45)               0.73                0.40
                                                                             ------              ------              ------

Less dividends and distributions from:
   Net investment income.............................................         (0.60)              (0.63)              (0.28)
   Net realized gain.................................................         (0.02)              (0.24)            --
                                                                             ------              ------              ------

Total dividends and distributions....................................         (0.62)              (0.87)              (0.28)
                                                                             ------              ------              ------

Net asset value, end of period.......................................        $11.71              $12.78              $12.92
                                                                             ======              ======              ======

TOTAL RETURN+........................................................         (3.63)%              5.77%               3.18%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.............................................................          0.59%(3)(4)         0.58%(3)            0.60%(2)

Net investment income................................................          4.89%(3)            4.83%(3)            5.34%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..............................        $1,021                $554                 $45

Portfolio turnover rate..............................................             5%                 20%                 15%

---------------------

 *   The date shares were first issued.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)  Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE
INCOME FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter California Tax-Free Income Fund (the "Fund") at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
FEBRUARY 7, 2000

                      1999 FEDERAL TAX NOTICE (UNAUDITED)

       During the year ended December 31, 1999, the Fund paid the following per share amounts from tax-exempt income: $0.58 to Class A shareholders, $0.57 to Class B shareholders, $0.51 to Class C shareholders and $0.60 to Class D shareholders.

       For the year ended December 31, 1999 the Fund paid long-term capital gains of $0.02 per share to Class A, B, C and D shareholders.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Joseph R. Arcieri
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

MORGAN STANLEY
DEAN WITTER
CALIFORNIA
TAX-FREE
INCOME FUND

[GRAPHIC]

ANNUAL REPORT
DECEMBER 31, 1999